CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Disclosure of cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 7 – CASH AND CASH EQUIVALENTS

Balances of cash and cash equivalents comprise the following as of December 31, 2025 and 2024:

	December 31, 2025 (2)		December 31, 2024
In Colombian Pesos
Cash	Ps.	3,660,126	Ps.	3,653,565
Deposits in the Colombian central bank		4,705,916		4,162,015
Demand deposits in banks and other financial entities		250,950		201,906
Clearing houses		1,017		288
Liquidity management		2,228,070		1,599,125
Cash held for specific purposes (1)		453,828		1,468,832
	Ps.	11,299,907	Ps.	11,085,731
In foreign currency
Cash	Ps.	9,317	Ps.	88,792
Demand deposits in banks and other financial entities		8,045,486		5,484,628
Liquidity management		—		339,708
	Ps.	8,054,803	Ps.	5,913,128
Total cash and cash equivalents	Ps.	19,354,710	Ps.	16,998,859

(1) Includes cash reserved for specific purposes within the concession agreements, primarily allocated to the acquisition of land, utility network works, and deposits to the National Infrastructure Agency (ANI), as well as the management of toll collections, supervision activities, and other operational obligations of the projects. The main variation corresponds to the use of these funds for land acquisition, and the execution of network works for Ps. 414,660.

(2) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

As of December 31, 2025, and 2024, the reserves available to cover the required legal reserve (see note 4.3) for both deposit certificates and current and savings accounts amount to Ps. 5,235,643 and Ps. 8,251,154, respectively.